Debt Discount (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Accumulated amortization of derivative discount	$ 4,402,773		$ 4,153,611	$ 4,402,773		$ 4,402,773	$ 4,153,611
Amortization of debt discount expense		$ 197,332			$ 474,283	474,283	2,100,957
Derivative Expense	$ 2,268,021		$ 0			$ 9,678,390	$ 0